UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23141

Nuveen High Income December 2019 Target Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JHD
Nuveen High Income December 2019 Target Term Fund
Portfolio of Investments    September 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 97.7% (98.9% of Total Investments)
	CORPORATE BONDS – 91.7% (92.8% of Total Investments)
	Aerospace & Defense – 1.8%
$ 4,600	Bombardier Inc., 144A	7.750%	3/15/20	B	$ 4,809,875
	Airlines – 4.9%
3,580	Air Canada 2015-1 Class C Pass Through Trust, 144A	5.000%	3/15/20	BB+	3,602,375
3,500	American Airlines Group Inc., 144A	5.500%	10/01/19	BB-	3,548,125
2,000	American Airlines Group Inc., 144A	4.625%	3/01/20	BB-	2,005,000
4,235	Virgin Australia Holdings Ltd, 144A	8.500%	11/15/19	B-	4,298,525
13,315	Total Airlines				13,454,025
	Auto Components – 0.8%
2,205	American Axle & Manufacturing Inc.	7.750%	11/15/19	B	2,293,200
	Automobiles – 3.1%
5,150	Fiat Chrysler Automobiles NV	4.500%	4/15/20	BB+	5,182,187
722	Jaguar Land Rover Automotive PLC, 144A	4.250%	11/15/19	BB+	722,000
2,500	Jaguar Land Rover Automotive PLC, 144A	3.500%	3/15/20	BB+	2,468,750
8,372	Total Automobiles				8,372,937
	Banks – 3.0%
3,900	CIT Group Inc.	5.375%	5/15/20	BB+	4,007,640
3,832	Popular Inc.	7.000%	7/01/19	BB-	3,929,716
250	Royal Bank of Scotland Group PLC	6.400%	10/21/19	BBB+	257,407
7,982	Total Banks				8,194,763
	Chemicals – 2.9%
4,327	CF Industries Inc.	7.125%	5/01/20	BB+	4,575,802
2,910	INVISTA Finance LLC, 144A	4.250%	10/15/19	BBB-	2,905,490
345	Methanex Corp	3.250%	12/15/19	Baa3	343,647
7,582	Total Chemicals				7,824,939
	Commercial Services & Supplies – 1.2%
1,500	ADT Security Corp/The	5.250%	3/15/20	BB-	1,522,500
1,750	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.750%	5/15/19	BBB-	1,756,920
3,250	Total Commercial Services & Supplies				3,279,420
	Construction & Engineering – 0.9%
2,500	HC2 Holdings Inc., 144A	11.000%	12/01/19	B-	2,512,500

JHD	Nuveen High Income December 2019 Target Term Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Consumer Finance – 3.3%
$ 3,000	Ally Financial Inc.	4.125%	3/30/20	BB+	$3,011,250
3,680	Navient Corp	8.000%	3/25/20	BB	3,889,760
1,925	Springleaf Finance Corp	5.250%	12/15/19	B+	1,952,758
8,605	Total Consumer Finance				8,853,768
	Containers & Packaging – 0.8%
2,191	Greif Inc.	7.750%	8/01/19	BB-	2,263,303
	Diversified Financial Services – 1.6%
4,250	Jefferies Finance LLC / JFIN Co-Issuer Corp, 144A	7.375%	4/01/20	BB-	4,319,063
	Diversified Telecommunication Services – 2.9%
6,100	CenturyLink Inc.	5.625%	4/01/20	BB	6,206,750
1,775	Telecom Italia Capital SA	7.175%	6/18/19	BBB-	1,806,062
7,875	Total Diversified Telecommunication Services				8,012,812
	Electronic Equipment, Instruments & Components – 0.3%
875	Sanmina Corp, 144A	4.375%	6/01/19	BBB-	877,188
	Energy Equipment & Services – 0.9%
2,500	Resolute Energy Corp	8.500%	5/01/20	B+	2,503,125
	Equity Real Estate Investment Trust – 4.7%
4,340	CoreCivic Inc.	4.125%	4/01/20	Ba1	4,325,027
2,582	iStar Inc.	5.000%	7/01/19	BB	2,586,325
3,000	Realogy Group LLC / Realogy Co-Issuer Corp, 144A	4.500%	4/15/19	B1	3,007,500
3,000	Select Income REIT	3.600%	2/01/20	BBB-	2,983,853
12,922	Total Equity Real Estate Investment Trust				12,902,705
	Food Products – 2.1%
4,000	Marfrig Holdings Europe BV, 144A	6.875%	6/24/19	BB-	4,050,000
1,660	Smithfield Foods Inc., 144A	2.700%	1/31/20	BBB	1,634,364
5,660	Total Food Products				5,684,364
	Health Care Providers & Services – 5.2%
5,500	HCA Inc.	6.500%	2/15/20	BBB-	5,710,375
3,000	Tenet Healthcare Corp	6.750%	2/01/20	B	3,100,800
3,300	Tenet Healthcare Corp	4.750%	6/01/20	BB-	3,337,125
1,997	Universal Health Services Inc., 144A	3.750%	8/01/19	BBB-	2,006,985
13,797	Total Health Care Providers & Services				14,155,285
	Hotels, Restaurants & Leisure – 3.5%
5,293	MGM Resorts International	5.250%	3/31/20	BB	5,402,830
4,000	Studio City Co Ltd, 144A	5.875%	11/30/19	BB-	4,030,000
9,293	Total Hotels, Restaurants & Leisure				9,432,830

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Household Durables – 4.9%
$ 1,600	KB Home	4.750%	5/15/19	BB-	$1,610,000
2,144	KB Home	8.000%	3/15/20	BB-	2,267,494
132	Lennar Corp	4.500%	6/15/19	BBB-	132,825
3,750	Lennar Corp	4.500%	11/15/19	BBB-	3,778,125
187	Lennar Corp	6.625%	5/01/20	BBB-	194,499
2,925	Meritage Homes Corp	7.150%	4/15/20	BB	3,059,784
300	Toll Brothers Finance Corp	6.750%	11/01/19	BBB-	309,750
1,968	TRI Pointe Group Inc. / TRI Pointe Homes Inc.	4.375%	6/15/19	BB-	1,977,840
13,006	Total Household Durables				13,330,317
	Independent Power & Renewable Electricity Producers – 4.8%
5,364	Atlantica Yield plc, 144A	7.000%	11/15/19	BB+	5,471,280
2,550	DPL Inc.	6.750%	10/01/19	BBB-	2,613,750
5,000	Talen Energy Supply LLC, 144A	4.625%	7/15/19	B-	4,902,774
12,914	Total Independent Power & Renewable Electricity Producers				12,987,804
	Insurance – 0.1%
150	CNO Financial Group Inc.	4.500%	5/30/20	BB+	151,500
	Machinery – 1.3%
3,500	CNH Industrial Capital LLC	3.375%	7/15/19	BBB	3,504,550
	Media – 5.7%
2,050	Cablevision Systems Corp	8.000%	4/15/20	B-	2,160,188
3,350	Clear Channel Worldwide Holdings Inc.	7.625%	3/15/20	CCC+	3,358,375
2,275	CSC Holdings LLC	8.625%	2/15/19	B2	2,309,125
540	DISH DBS Corp	7.875%	9/01/19	BB	559,013
3,800	DISH DBS Corp	5.125%	5/01/20	BB	3,833,250
3,176	Hughes Satellite Systems Corp	6.500%	6/15/19	BBB-	3,239,917
15,191	Total Media				15,459,868
	Metals & Mining – 3.6%
2,500	ArcelorMittal	5.125%	6/01/20	BBB-	2,560,125
2,825	Freeport-McMoRan Inc.	3.100%	3/15/20	BB+	2,793,219
4,250	United States Steel Corp	7.375%	4/01/20	BB-	4,446,562
9,575	Total Metals & Mining				9,799,906
	Multiline Retail – 0.4%
1,000	JC Penney Corp Inc.	8.125%	10/01/19	B	1,001,250
	Oil, Gas & Consumable Fuels – 11.8%
2,000	Andeavor Logistics LP / Tesoro Logistics Finance Corp	5.500%	10/15/19	BBB-	2,037,540
670	Canadian Oil Sands Ltd, 144A	7.750%	5/15/19	A-	685,454
3,750	Cenovus Energy Inc.	5.700%	10/15/19	BBB	3,838,166
4,500	DCP Midstream Operating LP, 144A	5.350%	3/15/20	BB+	4,601,250

JHD	Nuveen High Income December 2019 Target Term Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)
$ 2,000	Ithaca Energy Inc., 144A	8.125%	7/01/19	CCC+	$1,982,500
2,500	Marathon Oil Corp	2.700%	6/01/20	BBB	2,467,473
4,245	NGL Energy Partners LP / NGL Energy Finance Corp	5.125%	7/15/19	B+	4,266,225
3,500	Southwestern Energy Co, (3)	5.800%	1/23/20	BB	3,552,500
4,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp	4.125%	11/15/19	BB-	3,985,000
1,475	Teekay Corp	8.500%	1/15/20	B+	1,501,063
3,000	Williams Cos Inc./The	5.250%	3/15/20	BBB	3,078,640
31,640	Total Oil, Gas & Consumable Fuels				31,995,811
	Pharmaceuticals – 2.9%
375	Allergan Funding SCS	3.000%	3/12/20	BBB	374,554
3,500	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 144A	4.875%	4/15/20	B+	3,465,000
4,250	Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	BB	4,123,977
8,125	Total Pharmaceuticals				7,963,531
	Specialty Retail – 2.5%
3,350	GameStop Corp, 144A	5.500%	10/01/19	Ba1	3,341,625
3,200	L Brands Inc.	7.000%	5/01/20	Ba1	3,336,000
6,550	Total Specialty Retail				6,677,625
	Technology Hardware, Storage & Peripherals – 4.4%
1,500	Dell International LLC / EMC Corp, 144A	3.480%	6/01/19	BBB-	1,503,814
8,000	EMC Corp	2.650%	6/01/20	Ba2	7,854,173
2,500	Seagate HDD Cayman	3.750%	11/15/18	Baa3	2,499,264
12,000	Total Technology Hardware, Storage & Peripherals				11,857,251
	Thrifts & Mortgage Finance – 1.2%
3,247	Radian Group Inc.	5.500%	6/01/19	BB+	3,291,646
	Trading Companies & Distributors – 2.0%
3,137	Aircastle Ltd	6.250%	12/01/19	BBB-	3,235,430
2,073	Aircastle Ltd	7.625%	4/15/20	BBB-	2,194,068
5,210	Total Trading Companies & Distributors				5,429,498
	Wireless Telecommunication Services – 2.2%
2,500	Sprint Capital Corp	6.900%	5/01/19	B+	2,540,625
3,205	Sprint Communications Inc., 144A	7.000%	3/01/20	BB	3,325,188
5,705	Total Wireless Telecommunication Services				5,865,813
$ 245,587	Total Corporate Bonds (cost $248,084,082)				249,062,472

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 3.8% (3.9% of Total Investments)
	Capital Markets – 1.3%
$ 3,500	Prospect Capital Corp	4.750%	4/15/20	BBB-	$ 3,526,135
	Electrical Equipment – 1.0%
3,240	Tesla Energy Operations Inc./DE	1.625%	11/01/19	N/R	2,834,844
	Independent Power & Renewable Electricity Producers – 1.1%
3,000	Clearway Energy Inc., 144A	3.250%	6/01/20	N/R	2,997,600
	Machinery – 0.4%
1,000	Navistar International Corp	4.750%	4/15/19	CCC	1,013,244
$ 10,740	Total Convertible Bonds (cost $10,501,442)				10,371,823

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 2.2% (2.2% of Total Investments)
	Argentina – 0.4%
$ 1,000	Argentine Republic Government International Bond	6.250%	4/22/19	B+	$ 1,000,000
	Egypt – 0.9%
2,500	Egypt Government International Bond, 144A	5.750%	4/29/20	B	2,533,350
	Sri Lanka – 0.9%
1,000	Sri Lanka Government International Bond, 144A	6.000%	1/14/19	B+	1,000,234
1,500	Sri Lanka Government International Bond, 144A	5.125%	4/11/19	B+	1,494,890
2,500	Total Sri Lanka				2,495,124
$ 6,000	Total Sovereign Debt (cost $6,077,515)				6,028,474
	Total Long-Term Investments (cost $264,663,039)				265,462,769

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.0% (1.1% of Total Investments)
	REPURCHASE AGREEMENTS – 1.0% (1.1% of Total Investments)
$ 2,878	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/18, repurchase price $2,878,006, collateralized by $2,720,000 U.S. Treasury Bonds, 3.625%, due 2/15/44, value $2,939,520	1.050%	10/01/18	$ 2,877,754
	Total Short-Term Investments (cost $2,877,754)			2,877,754
	Total Investments (cost $267,540,793) – 98.7%			268,340,523
	Other Assets Less Liabilities – 1.3%			3,425,624
	Net Assets – 100%			$ 271,766,147

JHD	Nuveen High Income December 2019 Target Term Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$249,062,472	$ —	$249,062,472
Convertible Bonds	—	10,371,823	—	10,371,823
Sovereign Debt	—	6,028,474	—	6,028,474
Short-Term Investments:
Repurchase Agreements	—	2,877,754	—	2,877,754
Total	$ —	$268,340,523	$ —	$268,340,523
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of September 30, 2018.
Tax cost of investments	$267,542,435
Gross unrealized:
Appreciation	$ 1,735,063
Depreciation	(936,975)
Net unrealized appreciation (depreciation) of investments	$ 798,088

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen High Income December 2019 Target Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2018